New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail: charles_a_whites@newyorklife.com
www.newyorklife.com

Charles A. Whites, Jr.
Associate General Counsel
September 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Facilitator Multi-Funded Retirement Annuity MFA I
File No. 811-03831

New York Life Insurance and Annuity Corporation
Facilitator Multi-Funded Retirement Annuity MFA II
File No. 811-03830
Commissioners:
The Semi-Annual Reports dated June 30, 2011 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation Facilitator Multi-Funded Retirement Annuity MFA I and New York Life Insurance and Annuity Corporation Facilitator Multi-Funded Retirement Annuity MFA II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:
The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

Sincerely,
/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Associate General Counsel